Financial Liabilities - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Convertible bond 2017/2022	€ 2,512	€ 2,495
EIB loan 2017	11,561	10,967
EIB loan 2019	5,178	0
Leasing liabilities	3,277	0
Total non-current financial debt	22,528	13,462
Current financial debt	€ 188	€ 165